Securities at amortised cost - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 971,591		€ 878,985
Exposure percentage in ABS portfolio	88.00%	90.00%
Debt securities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 97,230		85,914
Borrowed debt securities	0
Debt securities [Member] | Bond Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 90,378		€ 79,659